                                UAM FUNDS, INC.

  ACADIAN EMERGING MARKETS PORTFOLIO & ACADIAN INTERNATIONAL EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081         EXPRESS MAIL:  210 West 10/th/ Street

             Kansas City, MO 64141-                   Kansas City, MO 64105
             6081


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free ) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account number
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency AGreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               Acadian Emerging Markets Portfolio           0.06%
               Acadian International Equity Portfolio       0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

     The Board of Directors of UAM Funds, Inc. approved the liquidation and dissolution of Acadian International Equity Portfolio at its meeting on September 23, 1998. A special meeting of Shareholders will be held on October 28, 1998 to vote on the liquidation and dissolution. If it is approved, Acadian International Equity Portfolio will be dissolved and its assets distributed to Shareholders on or about October 28, 1998.

                                UAM FUNDS, INC.

                        DSI DISCIPLINED VALUE PORTFOLIO

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-                Kansas City, MO 64105
                    6081

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               DSI Disciplined Value Portfolio              0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                              THE DSI PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               DSI Balanced Portfolio                       0.06%
               DSI Disciplined Value Portfolio              0.06%
               DSI Limited Maturity Bond Portfolio          0.04%
               DSI Money Market Portfolio                   0.02%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                          FMA SMALL COMPANY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               FMA Small Company Portfolio                  0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                          ICM FIXED INCOME PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               ICM Fixed Income Portfolio                   .04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

              ICM SMALL COMPANY PORTFOLIO & ICM EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-                Kansas City, MO 64105
                    6081

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               ICM Equity Portfolio                         0.06%
               ICM Small Company Portfolio                  0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

Important Portfolio Closing Information

     Effective June 30, 1998, ICM Small Company Portfolio was closed to further investment, except to persons who are shareholders of the Portfolio as of June 30, 1998 and clients of Investment Counselors of Maryland, Inc. due to concerns that an increase in the size of the Portfolio may adversely affect implementation of the Portfolio's investment strategy. The Fund may choose to reopen ICM Small Company Portfolio to new investments at any time, and may subsequently close the Portfolio again should concerns regarding the size of the Portfolio recur.

                                UAM FUNDS, INC.

     RICE, HALL, JAMES SMALL CAP PORTFOLIO & RICE, HALL, JAMES SMALL/MID
                                 CAP PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081                 EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081                   Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free ) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account number
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC IS 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                     Rate
               ---------                                     ----
               Rice, Hall, James Small Cap Portfolio         0.04%
               Rice, Hall, James Small/Mid Cap Portfolio     0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                     SAMI PREFERRED STOCK INCOME PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               SAMI Preferred Stock Income Portfolio        0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                             THE SIRACH PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               Sirach Bond Portfolio                        0.04%
               Sirach Equity Portfolio                      0.04%
               Sirach Growth Portfolio                      0.04%
               Sirach Special Equity Portfolio              0.04%
               Sirach Strategic Balanced Portfolio          0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                             THE TS & W PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               TS & W Balanced Portfolio                    0.06%
               TS & W Equity Portfolio                      0.06%
               TS & W Fixed Income Portfolio                0.04%
               TS & W International Equity Portfolio        0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                              THE NWQ PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               NWQ Balanced Portfolio                       0.06%
               NWQ Small Cap Value Portfolio                0.04%
               NWQ Special Equity Portfolio                 0.04%
               NWQ Value Equity Portfolio                   0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

     The Board of Directors of UAM Funds, Inc. approved the liquidation and dissolution of NWQ Equity Portfolio at its meeting on September 23, 1998. A Special Meeting of Shareholders will be held on October 28, 1998 to vote on the liquidation and dissolution. If it is approved, NWQ Equity Portfolio will be dissolved and its assets distributed to Shareholders on or about October 28, 1998.

                                UAM FUNDS, INC.

                             THE MCKEE PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081         EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081           Kansas City, MO 64105



2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free ) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               McKee Domestic Equity Portfolio              0.04%
               McKee International Equity Portfolio         0.06%
               McKee Small Cap Equity Portfolio             0.04%
               McKee U.S. Government Portfolio              0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                             THE C & B PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL:  PO Box 419081         EXPRESS MAIL:  210 West 10/th/ Street

                    Kansas City, MO 64141-6081            Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                    Rate
               ---------                                    ----
               C & B Balanced Portfolio                     0.06%
               C & B Equity Portfolio                       0.04%
               C & B Mid Cap Portfolio                      0.04%
               C & B Taxable Equity Portfolio               0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS, INC.

                         STERLING PARTNERS' PORTFOLIOS

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 22, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:


     REGULAR MAIL: PO Box 419081          EXPRESS MAIL:  210 West 10/th/ Street

                   Kansas City, MO 64141-6 081           Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

       United Missouri Bank
       ABA # 101000695
       UAM Funds
       DDA Acct. # 9870964163
       Ref: portfolio name
       Your account number
       Your account name
       Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O. Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                                         Rate
               ---------                                         ----
               Sterling Partners' Balanced Portfolio             0.06%
               Sterling Partners' Equity Portfolio               0.06%
               Sterling Partners' Small Cap Value Portfolio      0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.